U. S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.       Name and Address of issuer:
                      INVESCO Sector Funds, Inc.
                      7800 E. Union Avenue
                      Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

           X
         ----

3.       Investment Company Act File Number:  811-3826

         Securities Act File Number:         002-85905

4(a)     Last day of fiscal year for which this Form is filed:  October 31, 1998

4(b)     ____   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2)

4(c)     ____   Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sales price of securities
                  sold during the fiscal year
                  pursuant to section 24(f)                      $7,068,942,584
                                                                 --------------

         (ii)     Aggregate price of securities
                  redeemed or repurchased during
                  the fiscal year:                               $6,293,614,778
                                                                 --------------
         (iii)    Aggregate price of securities
                  redeemed or repurchased during
                  any prior fiscal year ending no
                  earlier than October 1, 1995 that
                  were not previously used to reduce
                  registration fees payable to the
                  Commission                                     $0
                                                                 --

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]                   $6,293,614,778
                                                                 --------------
         (v)      Net sales - if item 5(i) is greater
                  than item 5(iv)  [subtract
                  item 5(iv) from item 5(i)]                     $  775,327,806
                                                                 --------------


         (vi)     Redemption credits available for use
                  in future years - if item
                  5(i) is less than item
                  5(iv) [subtract item 5(iv) from
                  item 5(i)]                                     $0
                                                                 --

         (vii)    Multiplier for determining
                  registration fee (See Instruction C.9)         x0.000278

         (viii)   Registration fee due [multiply item 5(v)
                  by item 5(vii)] (enter "0" if no fee is due):= $  215,541.13
                                                                 -------------
6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see instruction D) : +$0

8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:  =             $  215,541.13
                                                                 -------------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:
                                             X     Wire Transfer
                                            ___    Mail or other means



                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                      INVESCO Sector Funds, Inc.
                           INVESCO Energy Fund
                           INVESCO Environmental Services Fund
                           INVESCO Financial Services Fund
                           INVESCO Gold Fund
                           INVESCO Health Sciences Fund
                           INVESCO Leisure Fund
                           INVESCO Technology Fund
                           INVESCO Utilities Fund



                     By:/s/ Mark H. Williamson
                        ----------------------------
                            Mark H. Williamson
                            President


Date:               January 27, 1999